SCHEDULE OF DERIVATIVE INSTRUMENTS IN CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Contract notional value	$ 126,231,800
Currency forwards, assets
Currency forwards, liabilities	$ 74,765